Shareholder Report, Average Annual Return (Details)	6 Months Ended		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2014	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
C000002889
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Dividend Growth Fund - Class AAA
C000002891
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Dividend Growth Fund - Class C
Average Annual Return, Percent	0.04%		6.83%	5.92%	4.61%
C000002887
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Dividend Growth Fund - Class I
C000002888
Average Annual Return [Line Items]
Line Graph and Table Measure Name		The Gabelli Dividend Growth Fund - Class A
Average Annual Return, Percent	(0.01%)		2.40%	5.45%	4.77%
Without Sales Load [Member] | C000002889
Average Annual Return [Line Items]
Average Annual Return, Percent	4.92%		8.63%	6.71%	5.39%
Without Sales Load [Member] | C000002887
Average Annual Return [Line Items]
Average Annual Return, Percent	5.46%		9.77%	7.79%	6.28%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	15.29%		24.56%	15.05%	12.86%
MSCI USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.27%		12.70%	8.08%	9.18%
Lipper Large Cap Value Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.31%		18.92%	11.20%	9.38%
MSCI USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.27%		12.70%	8.08%	9.18%
Lipper Large Cap Value Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.31%		18.92%	11.20%	9.38%
MSCI USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.27%		12.70%	8.08%	9.18%
Lipper Large Cap Value Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.31%		18.92%	11.20%	9.38%
MSCI USA High Dividend Yield Index
Average Annual Return [Line Items]
Average Annual Return, Percent	6.27%		12.70%	8.08%	9.18%
Lipper Large Cap Value Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.31%		18.92%	11.20%	9.38%